LEASES	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASES	LEASES
Carrying amounts of the right-of-use assets including the movements during the period from January 1 through December 31, 2024:

In millions	Land	Buildings	Machinery and equipment	Total Right-of-use assets
Initial cost at January 1, 2024	$0.2	$538.9	$55.0	$594.1
Additions	0.1	279.7	8.6	288.4
Modifications	—	22.9	0.4	23.3
Disposal of subsidiary	—	(5.7)	—	(5.7)
Translation differences	—	(31.5)	(3.9)	(35.4)
Balance at December 31, 2024	$0.3	$804.3	$60.1	$864.7
Accumulated depreciation at January 1, 2024	$0.0	$236.6	$40.4	$277.0
Depreciation during the period	0.1	115.3	9.3	124.7
Modifications	—	(39.3)	(2.2)	(41.5)
Disposal of subsidiary	—	(3.9)	—	(3.9)
Translation differences	—	(12.9)	(3.0)	(15.9)
Balance at December 31, 2024	0.1	295.8	44.5	340.4
Total balance at December 31, 2024	$0.2	$508.5	$15.6	$524.3
Carrying amounts of the right-of-use assets including the movements during the period from January 1, through December 31, 2023:

In millions	Land	Buildings	Machinery and equipment	Total Right-of-use assets
Initial cost at January 1, 2023	$0.2	$359.7	$50.7	$410.6
Additions	—	175.7	7.4	183.1
Modifications	—	(0.8)	(5.1)	(5.9)
Translation differences	—	4.3	2.0	6.3
Balance at December 31, 2023	$0.2	$538.9	$55.0	$594.1
Accumulated depreciation at January 1, 2023	0.0	190.8	36.2	227.0
Depreciation during the period	0.0	79.0	8.4	87.4
Modifications	—	(35.5)	(5.6)	(41.1)
Translation differences	—	2.2	1.4	3.7
Balance at December 31, 2023	0.0	236.6	40.4	277.0
Total Balance at December 31, 2023	$0.2	$302.3	$14.6	$317.1
Carrying amounts of the lease liabilities including movements during the period from January 1, 2023 through December 31, 2024:

In millions	2024	2023
Balance at January 1,	$339.8	$196.5
Additions and modifications	320.4	218.7
Disposal of subsidiary	(2.0)	—
Interest expense	22.4	12.2
Payments	(124.7)	(87.5)
Balance at December 31,	$555.9	$339.8
Lease expenses recognized in the consolidated statement of income and loss and other comprehensive income and loss:

	For the year ended December 31,
In millions	2024	2023	2022
Right-of-use depreciation expenses included in cost of goods sold	$4.0	$2.1	$1.7
Right-of-use depreciation expenses included in operating expenses	120.7	85.3	71.5
Rent expenses relating to short-term leases	9.0	7.2	4.1
Rent expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	3.7	2.2	0.9
Rent expenses for variable leases	6.3	4.5	15.7
Covid-19 rent concessions	—	—	(0.2)
Operating profit	$143.7	$101.3	$93.7

Interest on lease liabilities	$22.4	$12.2	$8.5
The weighted-average nominal interest rate for lease liabilities were 5.6% in 2024 and 5.2% in 2023.
Maturities of lease liabilities are summarized as follows:

In millions	December 31, 2024
2025	$123.5
2026	104.8
2027	84.4
2028	73.7
2029	68.6
Thereafter	255.7
Total lease payments	$710.7
Less: present value adjustment	(154.8)
Present value of lease liabilities	$555.9
The Company’s commitments resulting from leases were as follows:

In millions	December 31, 2024	December 31, 2023
The future minimum payments of non-cancellable leases:
Not later than one year	$10.6	$11.0
Later than one year but not later than five years	4.4	4.7
Later than five years	0.6	0.6
Total	$15.6	$16.3
Lease commitments mainly consist of those lease contracts that are for short-term leased assets and for low-value assets.